Cover	Dec. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity File Number	001-37454
Entity Registrant Name	CSW INDUSTRIALS, INC.
Entity Central Index Key	0001624794
Entity Tax Identification Number	47-2266942
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5420 Lyndon B. Johnson Freeway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	214
Local Phone Number	884-3777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CSWI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false